Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring $ in Millions	Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	$ 1,670
Fair value of liabilities measured on a recurring basis	1,681
Short-term Investments | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	265
Short-term Investments | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	85
Other current assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	250
Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	928
Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	128
Other Assets | Net Investment Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	13
Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	1
Other Liabilities | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	19
Other Liabilities | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	1,638
Other Liabilities | Forward Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	24
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	515	[1]
Level 1 | Short-term Investments | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	265	[1]
Level 1 | Other current assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	250	[1]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	1,155	[2]
Fair value of liabilities measured on a recurring basis	1,681	[2]
Level 2 | Short-term Investments | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	85	[2]
Level 2 | Other Assets | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	928	[2]
Level 2 | Other Assets | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	128	[2]
Level 2 | Other Assets | Net Investment Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	13	[2]
Level 2 | Other Assets | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets measured on a recurring basis	1	[2]
Level 2 | Other Liabilities | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	19	[2]
Level 2 | Other Liabilities | Cross Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	1,638	[2]
Level 2 | Other Liabilities | Forward Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liabilities measured on a recurring basis	$ 24	[2]

[1]	quoted prices in active markets for identical assets or liabilities
[2]	observable inputs other than quoted prices in active markets for identical assets and liabilities